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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07398

Invesco Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Pennsylvania Value Municipal Income Trust

NYSE: VPV

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

12	Financial Statements

15	Notes to Financial Statements

20	Financial Highlights

21	Approval of Investment Advisory and Sub-Advisory Contracts

23	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

     The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means trusting our research-driven insights, having confidence in our investment processes and building portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

     Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For

Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Pennsylvania Value Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/29/16 to 8/31/16

Trust at NAV	5.35%
Trust at Market Value	7.36
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.16
Lipper Closed-End Pennsylvania Municipal Debt Funds Classification Average■ (Peer Group)	5.21

Market Price Discount to NAV as of 8/31/16	-8.00

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a subset of the broad S&P Municipal Bond Index. This index of market value weighted investment-grade US municipal bonds seeks to measure the performance of Pennsylvania-issued US municipals whose maturities are equal to or greater than five years.

    The Lipper Closed-End Pennsylvania Municipal Debt Funds Classification Average is an average of the closed-end funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2016, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the

20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Pennsylvania Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco Pennsylvania Value Municipal Income Trust

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.61%(a)
Pennsylvania–147.75%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$3,000	$3,435,270
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB(b)(c)	5.00%	03/01/2018	1,165	1,241,109
Series 2011 A, University RB(b)(c)	5.50%	03/01/2021	1,600	1,924,800
Series 2013 A, University RB	5.00%	03/01/2033	1,600	1,847,952
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/2038	1,000	1,073,270
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital);
Series 2005 A, RB	5.00%	04/01/2025	690	690,400
Series 2005 A, RB	5.13%	04/01/2035	3,145	3,145,472
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	2,750	3,103,155
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,215	1,343,681
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/2031	455	455,537
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB(d)	5.00%	12/01/2045	7,880	9,397,136
Beaver (County of) Industrial Development Authority (FirstEnergy Generation ); Series 2006 A, Ref. PCR(b)	3.50%	06/01/2020	1,000	954,060
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(b)	4.38%	07/01/2022	1,955	2,018,401
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (b)	2.70%	04/02/2018	770	759,158
Beaver (County of);
Series 2009, Unlimited Tax GO Notes(b)(c)	5.55%	11/15/2017	4,695	4,978,860
Series 2009, Unlimited Tax GO Notes(b)(c)	5.55%	11/15/2017	240	254,510
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(e)	6.13%	11/01/2034	1,290	1,319,941
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,941,770
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2030	1,575	1,872,691
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2031	1,575	1,867,604
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds(b)(c)	5.25%	01/15/2020	3,000	3,449,880
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/2037	2,200	2,211,506
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	3,600	4,185,000
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(b)(c)	6.25%	11/15/2021	1,670	2,117,510
Series 2012 B, RB	5.00%	11/15/2036	1,000	1,159,980
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,072,944
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	2,425	2,659,037
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,288,820
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS–AGM)(f)	5.00%	08/15/2030	2,650	2,966,330
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/2023	1,775	1,992,154
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/2030	1,600	1,733,120
Series 2010, RB	6.00%	01/01/2040	2,885	3,110,838
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/2039	1,850	2,037,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries);
Series 2007, RB(b)(c)	5.00%	01/01/2017	$2,000	$2,028,460
Series 2007, RB(b)(c)	5.00%	01/01/2017	3,000	3,042,690
Series 2015, Ref. RB	5.00%	01/01/2038	4,730	5,542,567
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	2,000	2,134,820
Daniel Boone Area School District;
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	635	688,880
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	445	482,758
Series 2015-2, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	860	933,496
Series 2015-2, Limited Tax GO Notes	5.00%	08/15/2032	60	64,604
Dauphin (County of) General Authority (Pinnacle Health System);
Series 2009, Health System RB	5.75%	06/01/2020	2,220	2,509,288
Series 2009, Ref. Health System RB(b)(c)	5.75%	06/01/2019	3,255	3,700,935
Series 2016 A, Ref. Health System RB	5.00%	06/01/2035	1,145	1,390,728
Deer Lakes School District; Series 2009, Limited Tax GO Bonds (INS–AGC)(f)	5.38%	04/01/2034	1,000	1,110,410
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS–AGC)(f)	5.75%	07/01/2023	360	361,123
Delaware (County of) Authority (Elwyn);
Series 2010, RB	5.00%	06/01/2019	1,875	1,926,675
Series 2010, RB	5.00%	06/01/2023	975	994,237
Series 2010, RB	5.00%	06/01/2024	1,755	1,788,117
Series 2010, RB	5.00%	06/01/2025	750	763,328
Delaware (County of) Authority (Neumann College); Series 2008, College RB(b)(c)	6.25%	10/01/2018	325	362,599
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	947,942
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,635,197
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,513,647
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,476,960
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2040	2,000	2,246,880
Series 2013, RB	5.00%	01/01/2031	1,000	1,213,530
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/2017	4,375	4,555,206
Series 2002, RB	5.75%	07/01/2032	2,500	3,376,500
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS–AGM)(f)	5.00%	07/01/2024	3,025	3,588,073
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	750	832,703
Series 2013, RB	5.00%	07/01/2045	2,020	2,225,798
Series 2014, RB	5.00%	07/01/2039	750	834,420
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	954,715
Series 2016, Ref. RB	5.00%	12/01/2039	1,780	2,097,890
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/2038	1,000	1,046,040
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,980	3,403,160
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. Hospital RB	5.00%	07/01/2040	3,730	4,049,549
Geisinger Authority (Geisinger Health System); Series 2011 A-1, Health System RB	5.13%	06/01/2041	1,500	1,697,535
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB	5.00%	04/15/2037	3,430	3,649,280
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/2040	1,390	1,422,832
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB(b)(c)	5.00%	01/01/2022	2,000	2,417,340
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	2,300	2,634,374
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	939,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of) Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. Health System RB	5.00%	08/15/2042	$1,965	$2,387,829
Lancaster (County of) Solid Waste Management Authority; Series 2013 A, Solid Waste Disposal System RB	5.25%	12/15/2030	1,000	1,207,360
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/2038	3,070	3,613,789
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,870,302
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB (INS–AGM)(f)	5.00%	07/01/2035	1,000	1,067,300
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,838,752
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	3,750	4,243,500
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.25%	01/01/2043	3,000	3,040,740
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/2031	3,600	4,155,192
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,729,428
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2006 A, RB(b)(c)	4.50%	11/15/2016	1,100	1,109,020
Series 2012, Ref. RB	5.00%	11/15/2027	2,400	2,772,864
Series 2012, Ref. RB	5.00%	11/15/2028	500	575,320
Series 2016, Ref. RB	5.00%	11/15/2036	2,000	2,402,920
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	3,150	3,614,625
Montgomery (County of) Industrial Development Authority (Foulkeways at Gwynedd); Series 2016, Ref. RB	5.00%	12/01/2046	1,365	1,592,354
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	3,905	4,590,757
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB(b)(c)	7.00%	02/01/2018	1,500	1,635,840
Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB	5.00%	11/15/2039	2,000	2,201,520
Series 2009, Higher Education RB	5.50%	11/15/2033	4,000	4,456,120
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB(b)(c)	5.50%	08/15/2018	2,000	2,188,280
Northampton (County of) General Purpose Authority (St. Luke’s University Health Network); Series 2016 A, Ref. Hospital RB	5.00%	08/15/2046	2,350	2,770,720
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	792,029
Series 2012, RB	5.00%	07/01/2036	1,000	1,069,760
Northeastern York School District;
Series 2007 B, Limited Tax GO Bonds(b)(c)	5.00%	04/01/2017	1,000	1,026,140
Series 2007 B, Limited Tax GO Bonds(b)(c)	5.00%	04/01/2017	2,000	2,052,280
Pennsylvania (Commonwealth of);
First Series 2006, Unlimited Tax GO Bonds(b)(c)	5.00%	10/01/2016	3,000	3,011,520
First Series 2013, Unlimited Tax GO Bonds(d)	5.00%	04/01/2028	15,000	17,869,650
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	1,750	2,026,098
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(e)	5.00%	11/01/2041	3,830	4,281,021
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB(e)	5.00%	12/01/2034	2,000	2,219,960
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(e)(g)	5.50%	11/01/2044	2,365	2,666,112
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(e)	5.00%	06/30/2042	5,915	6,965,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/2018	$1,000	$1,027,760
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	2,000	2,210,660
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,785,333
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University);
Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(h)(i)	0.58%	05/01/2032	400	400,000
Series 2016, Ref. RB	5.00%	05/01/2035	1,290	1,566,615
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB	5.88%	07/01/2038	2,750	2,886,372
Series 2010, RB	6.00%	07/01/2043	1,000	1,103,130
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,799,674
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB	5.00%	10/01/2035	2,150	2,371,299
Series 2012, RB	5.00%	10/01/2044	1,000	1,094,810
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	5,000	5,684,250
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,450	1,664,818
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,817,439
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2010, RB	5.00%	03/01/2040	1,000	1,107,130
Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,780,952
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/2042	2,320	2,467,970
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(d)	5.00%	06/15/2021	12,135	13,483,320
Pennsylvania (State of) Turnpike Commission;
Series 2008 A-1, RB(b)(c)(d)	5.00%	06/01/2018	12,995	13,989,118
Series 2009 C, Sub. RB (INS–AGM)(f)	6.25%	06/01/2033	5,840	7,856,377
Series 2009 E, Sub. Conv. CAB RB(j)	6.38%	12/01/2038	720	913,658
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/2038	1,000	1,115,230
Series 2010 A-2, Motor License Fund Special RB	5.50%	12/01/2034	2,065	2,400,026
Series 2010 B 2, RB	5.00%	12/01/2030	1,875	2,119,162
Series 2010 B 2, RB	5.13%	12/01/2035	1,500	1,702,425
Series 2011 B, Sub. Motor License Fund Special RB(d)	5.00%	12/01/2041	11,000	12,571,680
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,825,350
Pennsylvania State University;
Series 2016 A, RB(d)	5.00%	09/01/2035	1,590	1,986,053
Series 2016 A, RB(d)	5.00%	09/01/2041	8,225	10,190,528
Philadelphia (City of) (1998 General Ordinance);
Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2033	1,000	1,227,590
Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2034	560	684,645
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB(d)	5.00%	07/01/2042	6,000	7,231,380
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,295,940
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB(b)(c)	5.00%	05/15/2020	4,995	5,753,041
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	1,915	2,190,856
Philadelphia (City of) Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	460,017
Series 2012, RB	6.25%	04/01/2037	500	515,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	$3,125	$3,735,312
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,105,490
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	2,815	2,871,047
Philadelphia (City of) Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,484,986
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/2035	1,660	1,855,050
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,250	1,430,100
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(g)	6.50%	06/15/2033	3,055	3,263,534
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS–AMBAC)(f)	5.25%	02/15/2029	1,645	1,651,465
Philadelphia (City of);
Ninth Series 2010, Gas Works RB(b)(c)	5.00%	08/01/2020	1,500	1,740,855
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	3,610	4,106,158
Series 2007 A, Airport RB (INS–AGM)(e)(f)	5.00%	06/15/2037	3,000	3,083,310
Series 2008 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(f)	5.25%	12/15/2025	3,500	3,827,460
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(f)	5.50%	08/01/2024	1,500	1,691,730
Series 2009 A, Water & Wastewater RB	5.25%	01/01/2036	1,500	1,635,705
Series 2010 C, Water & Wastewater RB (INS–AGM)(f)	5.00%	08/01/2035	2,750	3,114,292
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/2036	2,000	2,365,000
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	07/15/2034	1,000	1,205,740
Twelfth Series 1990 B, Gas Works RB(c)	7.00%	05/15/2020	1,580	1,788,892
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	3,160	3,800,026
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,341,601
Philadelphia School District;
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(f)	5.00%	06/01/2025	1,965	2,315,202
Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(f)	5.13%	09/01/2023	2,500	2,705,775
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(f)	5.00%	02/01/2031	3,235	3,674,313
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS–AGM)(f)	5.00%	02/01/2035	1,000	1,130,020
Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB (INS–AGM)(f)	5.00%	09/01/2024	2,000	2,160,500
Series 2008 D1, First Lien RB (INS–AGM)(f)	5.00%	09/01/2025	3,000	3,238,260
Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	1,250	1,493,825
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB(d)	5.00%	06/01/2044	11,820	13,826,209
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/2029	2,480	2,869,087
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(b)(c)	5.00%	05/15/2019	415	462,654
Series 2009, RB(b)(c)	5.00%	05/15/2019	420	468,590
Series 2009, RB(b)(c)	5.00%	05/15/2019	1,665	1,856,192
Series 2016 A, Ref. RB (INS–AGM)(f)	5.00%	12/01/2033	2,425	2,938,324
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/2032	1,500	1,620,675
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(e)	5.00%	01/01/2027	4,415	4,964,049
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	3,000	3,615,450
University of Pittsburgh — of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB(d)	5.25%	09/15/2034	10,000	11,312,800
Series 2005 A, RB(d)(k)	5.25%	09/15/2030	10,000	11,309,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, College RB	5.00%	11/01/2036	$1,700	$1,909,117
Series 2010, College RB	5.25%	11/01/2030	1,500	1,698,780
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	445	450,313
West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds (INS–AGM)(f)	5.13%	04/01/2031	1,500	1,617,780
Series 2009, Limited Tax GO Bonds (INS–AGM)(f)	5.50%	04/01/2024	500	548,095
Westmoreland (County of) Municipal Authority;
Series 2013, RB	5.00%	08/15/2031	2,250	2,683,035
Series 2013, RB	5.00%	08/15/2037	2,000	2,346,640
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/2040	2,650	3,006,902
Wilkes-Barre (City of) Finance Authority (Wilkes University);
Series 2007, Ref. RB(b)(c)	5.00%	03/01/2017	1,790	1,830,221
Series 2007, Ref. RB	5.00%	03/01/2037	1,210	1,230,884
				523,899,214

Guam–5.39%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(b)(c)	5.63%	12/01/2019	1,250	1,442,363
Series 2009 A, Limited Obligation RB(b)(c)	5.75%	12/01/2019	1,065	1,233,153
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2031	2,410	2,932,247
Guam (Territory of) International Airport Authority;
Series 2013 C, General RB(e)	6.25%	10/01/2034	1,500	1,840,095
Series 2013 C, General RB (INS–AGM)(e)(f)	6.00%	10/01/2034	1,550	1,883,296
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	1,285	1,441,166
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,700	1,893,732
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	3,000	3,315,090
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	1,055	1,237,452
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	1,700	1,896,027
				19,114,621

Virgin Islands–2.47%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	970	1,112,270
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,425	2,528,450
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	2,503,650
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(g)	5.00%	09/01/2030	2,230	2,589,677
				8,734,047
TOTAL INVESTMENTS(l)–155.61% (Cost $502,357,599)				551,747,882
FLOATING RATE NOTE OBLIGATIONS–(20.10)%
Notes with interest and fee rates ranging from 1.10% to 1.28% at 08/31/2016 and contractual maturities of collateral ranging from 06/15/2021 to 12/01/2045 (See Note 1J)(m)				(71,270,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.69)%				(130,097,539)
OTHER ASSETS LESS LIABILITIES–1.18%				4,197,458
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$354,577,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)	Security subject to the alternative minimum tax.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $8,519,323, which represented 2.40% of the Trust’s Net Assets.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.7%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Trust’s investments with a value of $123,166,874 are held by TOB Trusts and serve as collateral for the $71,270,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2016

Revenue Bonds	80.4%
Pre-refunded Bonds	12.6
General Obligation Bonds	6.9
Other	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Pennsylvania Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $502,357,599)	$551,747,882
Receivable for:
Investments sold	270,000
Interest	6,204,879
Custody expenses reimbursed	54,650
Investment for trustee deferred compensation and retirement plans	3,153
Other assets	10,870
Total assets	558,291,434

Liabilities:
Floating rate note obligations	71,270,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 1,301 shares issued with liquidation preference of $100,000 per share)	130,097,539
Payable for:
Amount due custodian	2,052,310
Dividends	65,569
Accrued interest expense	163,407
Accrued trustees’ and officers’ fees and benefits	3,789
Accrued other operating expenses	57,866
Trustee deferred compensation and retirement plans	3,153
Total liabilities	203,713,633
Net assets applicable to common shares	$354,577,801

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$327,008,881
Undistributed net investment income	66,333
Undistributed net realized gain (loss)	(21,887,696)
Net unrealized appreciation	49,390,283
$354,577,801

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	23,829,544
Net asset value per common share	$14.88
Market Value per common share	$13.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Pennsylvania Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$11,226,280
Other Income	52,016
Total Investments Income	11,278,296

Expenses:
Advisory fees	1,516,780
Administrative services fees	43,289
Interest, facilities and maintenance fees	1,349,913
Transfer agent fees	17,168
Trustees’ and officers’ fees and benefits	11,272
Registration and filing fees	12,500
Reports to shareholders	7,743
Professional services fees	19,830
Taxes	47,570
Other	9,797
Total expenses	3,035,862
Net investment income	8,242,434

Realized and unrealized gain from:
Net realized gain from investment securities	206,773
Change in net unrealized appreciation of investment securities	9,306,205
Net realized and unrealized gain	9,512,978
Net increase in net assets from operations applicable to common shares	$17,755,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Pennsylvania Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$8,242,434	$19,239,633
Net realized gain (loss)	206,773	(1,429,771)
Change in net unrealized appreciation (depreciation)	9,306,205	(1,386,184)
Net increase in net assets resulting from operations	17,755,412	16,423,678
Distributions to shareholders from net investment income	(9,055,226)	(18,672,871)
Net increase (decrease) in net assets applicable to common shares	8,700,186	(2,249,193)

Net assets applicable to common shares:
Beginning of period	345,877,615	348,126,808
End of period (includes undistributed net investment income of $66,333 and $879,125, respectively)	$354,577,801	$345,877,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Pennsylvania Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$17,755,412

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(57,154,615)
Proceeds from sales of short-term investments, net	14,725,000
Proceeds from sales of investments	35,425,868
Amortization of premium	1,145,539
Accretion of discount	(33,209)
Decrease in interest receivables and other assets	38,528
Increase in accrued expenses and other payables	15,543
Net realized gain from investment securities	(206,773)
Net change in unrealized appreciation on investment securities	(9,306,205)
Net cash provided by operating activities	2,405,088

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(9,057,774)
Decrease in payable for amount due custodian	(2,237,314)
Proceeds from TOB Trusts	8,890,000
Net cash provided by (used in) financing activities	(2,405,088)
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,277,813

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in Pennsylvania municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

15                         Invesco Pennsylvania Value Municipal Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual

16                         Invesco Pennsylvania Value Municipal Income Trust

interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such

17                         Invesco Pennsylvania Value Municipal Income Trust

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2016, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Trust engaged in securities purchases of $10,148,819 and securities sales of $24,674,472, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $65,520,000 and 1.27%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to

18                         Invesco Pennsylvania Value Municipal Income Trust

utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 29, 2016 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$7,115,625	$—	$7,115,625
February 28, 2019	789,219	—	789,219
Not subject to expiration	2,862,166	11,106,588	13,968,754
	$10,767,010	$11,106,588	$21,873,598

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2016 was $57,148,454 and $34,214,299, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$51,677,408
Aggregate unrealized (depreciation) of investment securities	(2,132,617)
Net unrealized appreciation of investment securities	$49,544,791

Cost of investments for tax purposes is $502,203,091.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Beginning shares	23,829,544	23,829,544
Shares issued through dividend reinvestment	—	—
Ending shares	23,829,544	23,829,544

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 10, 2012, the Trust issued 1,301 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 10, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. On December 5, 2014, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2017, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1% to 4% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2016 were $130,100,000 and 1.37%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and

19                         Invesco Pennsylvania Value Municipal Income Trust

leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2016	$0.055	September 14, 2016	September 30, 2016
October 3, 2016	$0.055	October 14, 2016	October 31, 2016

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 29,	Years ended February 28,			Year ended February 29,
	2016		2016	2015	2014	2013	2012
Net asset value per common share, beginning of period	$14.51		$14.61	$13.83	$15.52	$14.99	$13.07
Net investment income(a)	0.35		0.81	0.78	0.81	0.82	0.93
Net gains (losses) on securities (both realized and unrealized)	0.40		(0.13)	0.88	(1.60)	0.61	1.91
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	(0.00)	(0.02)
Total from investment operations	0.75		0.68	1.66	(0.79)	1.43	2.82
Less dividends paid to common shareholders from net investment income	(0.38)		(0.78)	(0.88)	(0.90)	(0.90)	(0.90)
Net asset value per common share, end of period	$14.88		$14.51	$14.61	$13.83	$15.52	$14.99
Market value per common share, end of period	$13.69		$13.10	$13.32	$13.00	$15.40	$14.77
Total return at net asset value(b)	5.35%		5.64%	12.73%	(4.51)%	9.78%	22.58%
Total return at market value(c)	7.36%		4.61%	9.33%	(9.54)%	10.56%	26.09%
Net assets applicable to common shares, end of period (000’s omitted)	$354,578		$345,878	$348,127	$329,650	$369,801	$356,788
Portfolio turnover rate(d)	6%		8%	12%	14%	11%	15%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.71	%(e)	1.50%	1.61%	1.61%	1.59%	1.20	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.95	%(e)	0.97%	1.00%	0.98%	1.02%	0.99	%(f)
Without fee waivers and/or expense reimbursements	1.71	%(e)	1.50%	1.61%	1.61%	1.59%	1.25	%(f)
Ratio of net investment income before preferred share dividends	4.65	%(e)	5.61%	5.42%	5.77%	5.37%	6.71%
Preferred share dividends	N/A		N/A	N/A	N/A	0.02%	0.11%
Ratio of net investment income after preferred share dividends	4.65	%(e)	5.61%	5.42%	5.77%	5.35%	6.60%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(g)	$130,100		$130,100	$130,100	$130,100	$130,100	$130,100
Asset coverage per preferred share(g)(h)	$372,543		$365,855	$367,584	$353,382	$384,244	$93,560
Liquidating preference per preferred share(g)	$100,000		$100,000	$100,000	$100,000	$100,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $351,618.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	For the year ended February 29, 2012, amounts are based on ARPS outstanding.
(h)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A = Not Applicable

20                         Invesco Pennsylvania Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Pennsylvania Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe. The Board noted that there were only four other funds in the performance universe. The Board also noted that the performance of the Fund was below the median of funds in its performance universe for the one and three year periods and at the median for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco

21                         Invesco Pennsylvania Value Municipal Income Trust

Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

22                         Invesco Pennsylvania Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) was held on August 26, 2016. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	Albert R. Dowden	18,245,159	2,221,728
	Eli Jones	18,296,590	2,170,297
	Raymond Stickel, Jr.	18,284,217	2,182,670
(2)	Prema Mathai-Davis	1,301	0

23                         Invesco Pennsylvania Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07398                 VK-CE-PAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.